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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-22958

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                   DUFF & PHELPS SELECT ENERGY MLP FUND INC.
              (exact name of registrant as specified in charter)

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               100 Pearl Street, 9/th/ Floor, Hartford, CT 06103
                   (Address of principal executive offices)

   William Renahan, Esq., Virtus Investment Partners, Inc. 100 Pearl Street,
                              Hartford, CT 06103
                    (Name and Address of agent for service)

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       Registrant's telephone number, including area code: 800-243-1574

                        Date of Fiscal Year End: 11/30

               Date of Reporting Period: 07/01/2017 - 06/30/2018

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22958
Reporting Period: 07/01/2017 - 06/30/2018
Duff & Phelps Select Energy MLP Fund Inc.









================== Duff & Phelps Select Energy MLP Fund Inc. ===================


GASLOG PARTNERS LP

Ticker:       GLOP           Security ID:  Y2687W108
Meeting Date: MAY 11, 2018   Meeting Type: Annual
Record Date:  MAR 16, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Daniel R. Bradshaw       For       For          Management
2     Ratify Deloitte LLP as Auditors         For       For          Management


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KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: AUG 09, 2017   Meeting Type: Annual
Record Date:  JUL 11, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Hans Petter Aas          For       For          Management
2     Please vote FOR if Units are Owned by   None      Against      Management
      a Resident of Norway for Purposes of
      the Tax Act on Income And Wealth, or
      vote AGAINST if Units are Not Held by
      a Resident of Norway for Purposes of
      the Tax Act on Income and Wealth


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ONEOK, INC.

Ticker:       OKE            Security ID:  682680103
Meeting Date: MAY 23, 2018   Meeting Type: Annual
Record Date:  MAR 26, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Brian L. Derksen         For       For          Management
1.2   Elect Director Julie H. Edwards         For       For          Management
1.3   Elect Director John W. Gibson           For       For          Management
1.4   Elect Director Randall J. Larson        For       For          Management
1.5   Elect Director Steven J. Malcolm        For       For          Management
1.6   Elect Director Jim W. Mogg              For       For          Management
1.7   Elect Director Pattye L. Moore          For       For          Management
1.8   Elect Director Gary D. Parker           For       For          Management
1.9   Elect Director Eduardo A. Rodriguez     For       For          Management
1.10  Elect Director Terry K. Spencer         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Approve Omnibus Stock Plan              For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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PLAINS ALL AMERICAN PIPELINE, L.P.

Ticker:       PAA            Security ID:  726503105
Meeting Date: MAY 15, 2018   Meeting Type: Annual
Record Date:  MAR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Bobby S. Shackouls       For       For          Management
1.2   Elect Director Christopher M. Temple    For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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TALLGRASS ENERGY PARTNERS, LP

Ticker:       TEP            Security ID:  874697105
Meeting Date: JUN 26, 2018   Meeting Type: Special
Record Date:  MAY 18, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management


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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 24, 2018   Meeting Type: Annual
Record Date:  APR 02, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert B. Evans          For       For          Management
1.2   Elect Director Joe Bob Perkins          For       For          Management
1.3   Elect Director Ershel C. Redd, Jr.      For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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WESTERN GAS PARTNERS, LP

Ticker:       WES            Security ID:  958254104
Meeting Date: OCT 17, 2017   Meeting Type: Special
Record Date:  SEP 05, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       For          Management
2     Adjourn Meeting                         For       For          Management


========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Duff & Phelps Select Energy MLP Fund Inc.

By:   /s/ George R. Aylward
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George R. Aylward, President

Date: August 22, 2018